Additional financial information - Changes in liabilities arising from financing activities (Details) - Long-term debt - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in liabilities arising from financing activities
Beginning of year	$ 1,766	$ 521	$ 463
Issued or received	71	1,854	72
Redemptions, repayments or payments	(765)	(819)	(96)
Foreign exchange movement	(3)	12
Other	79	198	82
End of year	1,148	1,766	521
Beginning of year
Changes in liabilities arising from financing activities
Beginning of year	1,766	521
End of year		1,766	521
Credit facility
Changes in liabilities arising from financing activities
Beginning of year	1,568	336	313
Issued or received	71	1,854	72
Redemptions, repayments or payments	(698)	(622)	(49)
Foreign exchange movement	0	0
Other	0	0	0
End of year	941	1,568	336
Credit facility | Beginning of year
Changes in liabilities arising from financing activities
Beginning of year		336
End of year			336
Other
Changes in liabilities arising from financing activities
Beginning of year	0	(4)	(5)
Issued or received		0	0
Redemptions, repayments or payments		(138)	0
Foreign exchange movement		0
Other		138	1
End of year		0	(4)
Other | Beginning of year
Changes in liabilities arising from financing activities
Beginning of year		0
End of year			0
Lease liabilities
Changes in liabilities arising from financing activities
Beginning of year	209	189	155
Issued or received	0	0	0
Redemptions, repayments or payments	(67)	(59)	(47)
Foreign exchange movement	(3)	12
Other	76	67	81
End of year	215	209	189
Lease liabilities | Beginning of year
Changes in liabilities arising from financing activities
Beginning of year		189
End of year			189
Deferred debt transaction costs
Changes in liabilities arising from financing activities
Beginning of year	(11)
Issued or received	0	0
Redemptions, repayments or payments	0	0
Foreign exchange movement	0	0
Other	3	(7)
End of year	$ (8)	(11)
Deferred debt transaction costs | Beginning of year
Changes in liabilities arising from financing activities
Beginning of year		$ (4)
End of year			$ (4)